Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Statements of Foreign Operations [Abstract]
Intangible assets	€ 20,529	€ 25,041
Right-of-use assets	3,273	3,286
Property, plant and equipment	6,195	6,391
Other investments and other assets (non-current)	179	179
Trade and other receivables (non-current)	6	4
Deferred tax assets	6
Non-current assets	30,188	34,900
Inventories	63,666	39,119
Trade and other receivables (current)	14,929	21,227
Contract assets	40
Other accrued items	13,447
Current tax assets	102
Cash and cash equivalents	22,858	29,162
Current assets	115,042	89,509
Total assets	145,230	124,408
Share capital	5	4
Capital reserves	245,298	225,007
Other equity	1,044	106
Retained earnings	(191,198)	(136,117)
Profit (loss)	(97,958)	(55,081)
Equity attributable to owners of the Company	(42,809)	33,919
Non-controlling interests
Total equity	(42,809)	33,919
Lease liabilities (non-current)	2,336	2,580
Warrant liabilities (non-current)	119,581	21,626
Trade and other payables (non-current)	209	169
Contract liabilities (non-current)	265	65
Other provisions (non-current)	2,132	4,513
Deferred tax liabilities	1,670	1,189
Non-current liabilities	126,192	30,142
Lease liabilities (current)	1,144	853
Loans and borrowings (current)	13,333	13,908
Trade and other payables (current)	34,963	22,021
Contract liabilities (current)	6,809	7,454
Income tax liabilities (current)	13	(102)
Other provisions (current)	5,586	16,212
Current liabilities	61,847	60,347
Total liabilities	188,039	90,489
Total equity and liabilities	€ 145,230	€ 124,408